Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

Late in 2011, we began a project to enhance productivity by streamlining the organization and freeing up resources for reallocation to strategic initiatives to help drive growth and innovation, strengthen our industry leadership position and improve longer-term profitability. This project aims to eliminate organizational layers and overlapping structures, actions that we expect will enhance our processes, speed and productivity. In 2012, we recorded pretax charges of $41.0 million, recorded in general, administrative, restructuring and other. In 2011, we recorded pretax charges of $74.9 million, of which $5.5 million is recorded in cost of sales and $69.4 million is recorded in general and administrative, restructuring and other. The pretax charges in 2012 and 2011 consisted of $5.5 million and $20.1 million, respectively, for workforce reductions, $11.6 million and $1.8 million, respectively, for fixed asset impairments, and $2.0 million and $40.3 million, respectively, for intangible asset abandonment charges. The intangible asset charges represent the write off of capitalized costs related to development projects which were abandoned following the decision to streamline the organization and focus development efforts on those projects with the highest potential for market acceptance and profitability. Additionally, we incurred contract termination and consulting costs of $18.8 million and $12.7 million for the years ended December 31, 2012 and 2011, respectively, and in 2012 we recorded $3.1 million for lease closure costs. We expect to record additional restructuring charges in 2013 related to this program.

The specific restructuring measures and associated estimated costs were based on management's best business judgment under the existing circumstances at the time the estimates were made. If future events require changes to these estimates, such adjustments will be reflected in the applicable line item in the consolidated statement of operations.

The following table summarizes the cash components of the restructuring costs. At December 31, 2012 and 2011, restructuring accruals of $4.9 million and $26.9 million, respectively, were included in accrued and other liabilities in the accompanying consolidated balance sheets.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Balance at December 31, 2011	$19,228	$443	$7,238	$26,909
Additional costs in 2012	5,456	3,055	152	8,663
Payments	(21,301)	(1,032)	(6,036)	(28,369)
Release of excess accrual	(1,084)	—	(1,217)	(2,301)
Foreign currency translation adjustment	22	—	—	22
Balance at December 31, 2012	$2,321	$2,466	$137	$4,924

The costs in the above table do not include consulting costs associated with third-party service providers that are assisting with executing the restructuring. We accrue for consulting costs as the services are provided.